Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	10.06
Maximum Aggregate Offering Price	$ 3,018,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 416.79
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock ("Common Stock") of Orion Energy Systems, Inc. that may be offered or issued under the Orion Energy Systems, Inc. 2016 Omnibus Incentive Plan, as amended and restated (the "Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an adjustment in the number of outstanding shares of Common Stock. Proposed Maximum Offering Price per Unit estimated in accordance with Rule 457(c) and Rule 457(h) solely for the purpose of calculating the registration fee based on a per share price of $10.06, the average of the high and low price per share of the Common Stock as reported on the Nasdaq Capital Market on July 31, 2026. The Amount Registered represents 300,000 shares of Common Stock that may be offered and sold under the Plan.